Note 20 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Years Ended December 31,
	2021	2020
	A$	A$
Australia (home country)	4,580,741	5,003,332
Americas	1,419,436	681,806
Europe	3,905,621	2,760,382
Other	250,155	0
Total income	10,155,953	8,445,520

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Years Ended December 31,
	2021	2020
	A$	A$
Siemens	30%	77%
Bayer	16%	2%
Other	54%	21%